Notes to the cash flow statements - Reconciliation of operating activities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	$ 2,292	$ 6,790	$ 8,099
Adjustments:
Depreciation, amortisation and impairment	2,473	1,079	1,144
Impairment charges	3,371	966	889
Net decrease/(increase) in current and deferred tax	(1,112)	(541)	(96)
(Increase)/decrease in accrued interest receivable	239	132	(83)
(Decrease)/increase in accrued interest payable	(1,260)	(341)	241
(Decrease)/increase in provisions	1,925	1,143	289
Other non-cash items	(693)	(832)	332
Cash flows from operating activities before changes in operating assets and liabilities	7,235	8,396	10,815
Net (increase)/decrease in derivative financial instruments	1,851	7,605	8,584
Net (increase)/decrease in life insurance assets and liabilities	(277)	(134)	(230)
(Increase)/decrease in other operating assets:
Collateral paid	348	(847)	969
Trading securities and other financial assets measured at FVIS	(8,756)	(7,629)	3,492
Loans	18,272	(4,188)	(24,740)
Other financial assets	273	336	859
Other assets	70	(13)	10
(Decrease)/increase in other operating liabilities:
Collateral received	(1,096)	1,007	(295)
Deposits and other borrowings	28,910	1,113	23,928
Other financial liabilities	11,817	1,463	(3,632)
Other liabilities	4	(5)	10
Net cash provided by/(used in) operating activities	58,651	7,104	$ 19,770
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	2,658	7,121
Adjustments:
Depreciation, amortisation and impairment	2,142	1,082
Impairment charges	2,864	893
Net decrease/(increase) in current and deferred tax	(937)	(804)
(Increase)/decrease in accrued interest receivable	208	98
(Decrease)/increase in accrued interest payable	(1,143)	(321)
(Decrease)/increase in provisions	2,003	1,214
Other non-cash items	(1,114)	(329)
Cash flows from operating activities before changes in operating assets and liabilities	6,681	8,954
Net (increase)/decrease in derivative financial instruments	2,103	6,581
(Increase)/decrease in other operating assets:
Collateral paid	329	(755)
Trading securities and other financial assets measured at FVIS	(8,266)	(7,358)
Loans	21,273	(3,312)
Other financial assets	283	324
Other assets	50	(41)
(Decrease)/increase in other operating liabilities:
Collateral received	(1,072)	1,004
Deposits and other borrowings	20,859	963
Other financial liabilities	11,866	1,555
Other liabilities	(7)	(24)
Net cash provided by/(used in) operating activities	$ 54,099	$ 7,891